Income Taxes Text (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Income Tax Expense (Benefit)		$ 5,130	$ (11,968)	$ 23,708
Income (Loss) from Continuing Operations before Income Taxes, Domestic		(119,095)	(98,181)	(20,155)
Income (Loss) from Continuing Operations before Income Taxes, Foreign		(52,432)	1,924	24,738
(Loss) income before provision for income taxes		(171,527)	(96,257)	4,583
Discontinued Operation, Tax Effect of Discontinued Operation		2,771	51,893	416
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		(60,035)	(33,690)	1,604
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	[1]	9,410	3,297	(3,452)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount		(4,694)	(16,382)	(12,851)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		13,797	43,782	19,754
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		7,135	(117)	178
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount		853	12,448	25,081
Tax Adjustments, Settlements, and Unusual Provisions		(4,899)	(15,032)	(12,334)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount		6,724	5,143	3,896
Effective Income Tax Rate Reconciliation, Tax ShortFalls, Net, on Stock-Based Compensation Awards	[2]	12,585	0	0
Effective Income Tax Rate Reconciliation, Non-deductive (or non-taxable) Change in Fair Value of Investment		4,484	(334)	0
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount		(8,547)	(14,636)	(4,430)
Effective Income Tax Rate Reconciliation, Taxable Forgiveness of Intercompany Liabilities		15,187	0	0
Effective Income Tax Rate Reconciliation, Deductions for Investments in Subsidiaries of Ceased Operations		(645)	(4,924)	0
Non-deductible or non-taxable item		(3,481)	(5,070)	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount		6,808	2,505	(2,138)
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals		47,144	51,294
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost		6,772	7,722
Deferred Tax Assets, Operating Loss Carryforwards		192,381	184,504
Deferred Tax Assets, Goodwill and Intangible Assets		11,854	17,781
Deferred Tax Assets, Investments		1,080	0
Deferred Tax Assets, Unrealized Currency Losses		9,987	7,755
Deferred Tax Assets, Other		1,155	2,079
Deferred Tax Assets, Gross		270,373	271,135
Deferred Tax Assets, Valuation Allowance		(220,611)	(205,152)
Deferred Tax Assets, Net of Valuation Allowance		49,762	65,983
Deferred Tax Liabilities, Investments		0	(13,782)
Deferred Tax Liabilities, Prepaid Expenses		(6,538)	(1,881)
Deferred Tax Liabilities, Property, Plant and Equipment		(22,292)	(29,507)
Deferred Tax Liabilities, Financing Arrangements		(4,529)	0
Deferred Tax Liabilities, Tax Deferred Income		(12,966)	(23,359)
Deferred Tax Liabilities, Gross		46,325	68,529
Deferred Tax Assets, Net		(3,437)	(2,546)
Accumulated deficit		(1,099,010)	(901,292)
Increase (Decrease) in Income Taxes			(26,000)
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		164,100
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		893,500
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		394,700
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance		79,637	98,321	110,305
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		1,708	0	5,489
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions		(3,154)	(25,702)	(27,875)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions		11,443	10,590	17,348
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		(3,176)	0	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		(4,906)	0	0
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation		(1,471)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation			(3,572)	(6,946)
Unrecognized tax benefits, ending balance		80,081	79,637	98,321
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		34,500	40,800	72,300
Income Tax Examination, Penalties and Interest Expense		(1,200)	(100)	(1,100)
Income Tax Examination, Penalties and Interest Accrued		4,600	5,800
Increase (Decrease) in Income Taxes		8,400	25,600	24,400
Decrease in Unrecognized Tax Benefits is Reasonably Possible		36,600
Undistributed Earnings of Foreign Subsidiaries		241,100
Deferred Income Tax Expense (Benefit)		(10,448)	(11,042)	(8,400)
Provision for income taxes		(5,318)	(23,010)	15,308
Income Tax Expense (Benefit), Intraperiod Tax Allocation		(2,547)	28,883	15,724
UNITED STATES
Current Income Tax Expense (Benefit)		(1,093)	(23,913)	(3,518)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Deferred Income Tax Expense (Benefit)		(4,262)	(8,936)	(5,132)
State and Local Jurisdiction [Member]
Current Income Tax Expense (Benefit)		912	(2,613)	69
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Deferred Income Tax Expense (Benefit)		(11)	4,324	(742)
International [Domain]
Current Income Tax Expense (Benefit)		5,311	14,558	27,157
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Deferred Income Tax Expense (Benefit)		$ (6,175)	$ (6,430)	$ (2,526)

[1]	Tax rates in foreign jurisdictions are generally lower than the U.S. federal statutory rate. This results in a decrease to the benefit for income taxes in this rate reconciliation for the years ended December 31, 2016 and 2015, prior to the impact of valuation allowances, due to the net pretax losses from continuing operations in those foreign jurisdictions.
[2]	(2)The Company adopted the guidance in ASU 2016-09 on January 1, 2016. Under that guidance, all income tax effects related to settlements of share-based payment awards are reported in earnings as an increase or decrease to income tax expense (benefit), net. See Note 2, Summary of Significant Accounting Policies, for more information about ASU 2016-09.